Property, equipment and software, net (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Software and Software Development Costs [Member]
Property, equipment and software, net
Property Plant And Equipment Retired	¥ 1,890
Computer Equipment [Member]
Property, equipment and software, net
Property Plant And Equipment Retired	267
Vehicles [Member]
Property, equipment and software, net
Property Plant And Equipment Retired	598
Office Equipment [Member]
Property, equipment and software, net
Property Plant And Equipment Retired	¥ 82